FINANCE LEASE	6 Months Ended
Jun. 30, 2025
Finance Lease Abstract
FINANCE LEASE
11.	FINANCE LEASE

Transocean entered into a finance lease agreement with maximum lease term of 5 years. During the six months ended June 30, 2025 and 2024, Transocean recognized interest income on lease receivable of $16,201 and nil, respectively.

The following table sets out a maturity analysis of lease receivable, showing the undiscounted lease payments to be received after the reporting date.

$
Less than 1 year	79,574
One to two years	79,574
Two to three years	79,574
Three to four years	79,574
Four to five years	3,083,430
Total undiscounted lease receivable	3,401,726
Less: Unearned finance income	148,865
Net investment in lease	3,252,861